Other Intangible Assets, net	12 Months Ended
Dec. 31, 2012
Other Intangible Assets, net
NOTE 12	Other Intangible Assets, net

In 2012, TSYS allocated $76.6 million to other intangible assets due to the acquisitions of ProPay and CPAY. In 2011, TSYS allocated approximately $11.7 million to other intangible due to the acquisition of TermNet. Refer to Note 24 for more information on acquisitions.

Significant components of other intangible assets at December 31 are summarized as follows:

	2012
(in thousands)	Gross	Accumulated Amortization	Net
Customer relationships	$167,641	(49,822)	$117,819
Trade association	10,000	(2,750)	7,250
Trade name	2,537	(1,504)	1,033
Channel relationships	1,600	(266)	1,334
Covenants-not-to-compete	3,440	(822)	2,618

Total	$185,218	(55,164)	$130,054

	2011
(in thousands)	Gross	Accumulated Amortization	Net
Customer relationships	$106,312	(34,899)	$71,413
Trade association	10,000	(1,750)	8,250
Trade name	2,024	(2,024)	—
Channel relationships	1,600	(107)	1,493
Covenants-not-to-compete	1,140	(1,046)	94

Total	$121,076	(39,826)	$81,250

Amortization related to other intangible assets, which is recorded in selling, general and administrative expenses, was $16.6 million, $13.2 million and $11.2 million for 2012, 2011 and 2010, respectively.

The weighted average useful life for each component of other intangible assets, and in total, at December 31, 2012 is as follows:

Weighted Average Amortization Period (Yrs)
Customer relationships	8.2
Trade association	10.0
Trade name	2.7
Channel relationships	10.0
Covenants-not-to-compete	2.9

Total	8.1

Estimated future amortization expense on other intangible assets as of December 31, 2012 for the next five years is:

(in thousands)
2013	$21,885
2014	21,445
2015	19,669
2016	19,111
2017	18,721